UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of Registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices)(Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.
The Advisors’ Inner Circle Fund
AlphaOne Small Cap Growth Fund
AlphaOne Micro Cap Equity Fund

Semi-Annual Report	April 30, 2011

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds
April 30, 2011
TABLE OF CONTENTS

Schedules of Investments
AlphaOne Small Cap Growth Fund	1
AlphaOne Micro Cap Equity Fund	3

Statements of Assets and Liabilities	5

Statements of Operations	6

Statements of Changes in Net Assets	7

Financial Highlights	8

Notes to Financial Statements	9

Disclosure of Fund Expenses	13

Approval of Investment Advisory Agreement	14
The AlphaOne Funds file their complete schedule of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-4-ALPHAONE; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Small Cap Growth Fund
April 30, 2011 (Unaudited)
Sector Weightings*
SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.5%†

	Shares	Value
CONSUMER DISCRETIONARY — 4.5%
Citi Trends*	800	$17,808
Hibbett Sports*	400	15,112
Lumber Liquidators Holdings*	500	12,975

		45,895

ENERGY — 7.6%
Berry Petroleum, Cl A	300	15,939
Patterson-UTI Energy	600	18,666
Tesco	700	13,167
Tesoro*	400	10,848
Unit*	300	18,906

		77,526

FINANCIALS — 9.1%
BankUnited	300	8,427
Brookline Bancorp	1,360	12,539
Evercore Partners, Cl A	400	13,956
First Republic Bank*	300	9,405
MB Financial	600	12,414
Northwest Bancshares	900	11,331
PacWest Bancorp	500	11,495
Wintrust Financial	400	13,476

		93,043

HEALTH CARE — 26.2%
BioMarin Pharmaceutical*	600	16,134
Bio-Rad Laboratories, Cl A*	100	12,512
Bio-Reference Labs*	800	20,168
Bruker*	600	11,844
Catalyst Health Solutions*	321	19,119
Gen-Probe*	200	16,584
Haemonetics*	300	21,060
ICU Medical*	400	18,044
Medidata Solutions*	400	10,268
Natus Medical*	1,000	16,970
Parexel International*	655	18,183
Salix Pharmaceuticals*	400	15,716
Sirona Dental Systems*	300	17,121
Techne	200	15,542
Teleflex	400	25,204
United Therapeutics*	200	13,392

		267,861

INDUSTRIALS — 23.3%
Advisory Board*	134	6,260
Aecom Technology*	700	19,082
Ameresco, Cl A*	1,100	17,721
AO Smith	412	18,116
CH Robinson Worldwide	100	8,018
CPI Aerostructures*	1,000	13,910
DigitalGlobe*	600	17,400
Expeditors International of Washington	200	10,854
Graco	300	15,009
Hexcel*	609	13,112
IHS, Cl A*	200	17,648
II-VI*	300	17,355
Knight Transportation	800	14,408
Knoll	500	9,815
Regal-Beloit	300	22,737
Roper Industries	200	17,298

		238,743

INFORMATION TECHNOLOGY — 21.8%
Blackboard*	200	9,622
Booz Allen Hamilton Holding, Cl A*	800	15,472
Coherent*	200	12,502
Daktronics	1,200	12,876
DealerTrack Holdings*	500	11,230
Gartner*	300	12,873
Itron*	300	16,329
MAXIMUS	93	7,439
Microsemi*	758	17,889
NeuStar, Cl A*	700	18,823
NVE*	400	23,584
OSI Systems*	400	15,356
Rogers*	400	16,608
Rovi*	200	9,712
Wright Express*	400	22,532

		222,847

Total Common Stock
(Cost $923,633)		945,915

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Small Cap Growth Fund
April 30, 2011 (Unaudited)
CASH EQUIVALENT — 7.9%

	Shares	Value
BlackRock Liquidity Funds
T-Fund Portfolio, 0.010% (A) (Cost $80,265)	$80,265	$80,265

Total Investments — 100.4% (Cost $1,003,898)		$1,026,180

Percentages are based on Net Assets of $1,022,072.

*	Non-income producing security.

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)	The rate reported is the 7-day effective yield at April 30, 2011.
Cl — Class
As of April 30, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.
For the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Micro Cap Equity Fund
April30, 2011 (Unaudited)
Sector Weightings*
SCHEDULE OF INVESTMENTS
COMMON STOCK — 88.0%†

	Shares	Value
CONSUMER DISCRETIONARY — 1.7%
Citi Trends*	800	$17,808

ENERGY — 5.3%
Dawson Geophysical*	400	17,840
Georesources*	500	14,510
Natural Gas Services Group*	900	16,227
RPC	200	5,410

		53,987

FINANCIALS — 18.7%
Bancorp Rhode Island	500	22,180
Bryn Mawr Bank	700	14,105
Calamos Asset Management, Cl A	1,100	17,897
Columbia Banking System	600	11,316
Financial Institutions	900	15,300
Iberiabank	200	12,002
Legacy Bancorp	1,000	13,560
OceanFirst Financial	1,200	17,400
Park Sterling*	1,200	5,730
Renasant	700	11,746
Sterling Bancorp, Cl N	948	9,812
Webster Financial	483	10,394
West Coast Bancorp*	3,300	11,814
WSFS Financial	400	17,988

		191,244

HEALTH CARE — 12.2%
Bio-Reference Labs*	600	15,126
BioScrip*	900	4,149
Hanger Orthopedic Group*	400	10,868
HMS Holdings*	100	7,871
Medtox Scientific	1,100	17,578
Merit Medical Systems*	494	11,520
MWI Veterinary Supply*	100	8,317
National Research	500	17,805
Transcend Services*	400	9,652
US Physical Therapy	900	21,915

		124,801

INDUSTRIALS — 31.8%
Altra Holdings*	600	15,234
AZZ	300	13,134
Colfax*	600	13,110
CTPartners Executive Search*	1,100	15,455
Douglas Dynamics	800	12,392
DXP Enterprises*	800	21,000
Exponent*	200	8,582
GP Strategies*	1,100	14,399
Great Lakes Dredge & Dock	2,400	17,880
Hill International*	2,000	10,140
Hurco*	800	25,976
II-VI*	200	11,570
Knight Transportation	800	14,408
LMI Aerospace*	900	18,045
Marten Transport	500	11,180
Multi-Color	800	16,528
Old Dominion Freight Line*	200	7,484
On Assignment*	751	8,238
Raven Industries	100	5,436
Standard Parking*	800	13,992
Sterling Construction*	700	10,493
Team*	600	14,970
Titan Machinery*	390	12,269
Vitran*	845	13,174

		325,089

INFORMATION TECHNOLOGY — 18.3%
Bitstream, Cl A*	1,400	8,694
Dynamics Research*	700	10,402
EMS Technologies*	760	19,198
Forrester Research	200	7,902
Interactive Intelligence*	200	7,484
IXYS*	800	12,688
KVH Industries*	900	11,790
Mellanox Technologies*	600	17,724
Methode Electronics	1,100	13,596
PDF Solutions*	1,200	7,584
Radiant Systems*	798	15,896
Rimage	1,400	20,944
Spectrum Control*	500	9,945
Supertex*	500	10,795
Vocus*	400	11,852

		186,494

Total Common Stock (Cost $880,972)		899,423

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Micro Cap Equity Fund
April30, 2011 (Unaudited)
CASH EQUIVALENT — 13.0%

	Shares	Value
BlackRock Liquidity Funds T-Fund Portfolio, 0.010% (A) (Cost $132,528)	132,528	$132,528

Total Investments — 101.0% (Cost $1,013,500)		$1,031,951

Percentages are based on Net Assets of $1,021,525.

*	Non-income producing security.

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl —	Class

(A)	The rate reported is the 7-day effective yield as of April 30, 2011.
As of April 30, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.
For the period ended April 30, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds
April30, 2011(Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES

	AlphaOne	AlphaOne
	Small Cap	Micro Cap
	Growth	Equity
	Fund	Fund
Assets:
Investments, at Value (cost $1,003,898 and $1,013,500)	$1,026,180	$1,031,951
Receivable due from Investment Adviser .	30,101	30,251
Receivable for Investment Securities Sold	—	6,051
Dividends and Interest Receivable	237	220

Total Assets	1,056,518	1,068,473

Liabilities:
Payable for Investment Securities Purchased	3,100	15,449
Payable due to Administrator	9,750	9,783
Payable due to Investment Advisor	672	793
Payable for Offering Costs	5,233	5,233
Payable due to Trustees	596	596
Chief Compliance Officer Fees Payable	419	419
Shareholder Service Fees—Class R	20	20
Payable for Distribution Fees—Investor Class	20	20
Payable for Distribution Fees—Class R	20	20
Other Accrued Expenses	14,616	14,615

Total Liabilities	34,446	46,948

Net Assets	$1,022,072	$1,021,525

NET ASSETS CONSIST OF:
Paid-in Capital	$1,000,400	$1,000,400
Accumulated Net Investment Loss	(985)	(958)
Accumulated Net Realized Gain on Investments	375	3,632
Net Unrealized Appreciation on Investments	22,282	18,451

Net Assets	$1,022,072	$1,021,525

Investor Class Shares
Net Assets	$102,256	$102,201
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	10,010	10,010

Net Asset Value, Offering and Redemption Price per Share	$10.22	$10.21

I Class Shares
Net Assets	$817,580	$817,143
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	80,020	80,020

Net Asset Value, Offering and Redemption Price per Share	$10.22	$10.21

R Class Shares
Net Assets	$102,236	$102,181
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	10,010	10,010

Net Asset Value, Offering and Redemption Price per Share	$10.21	$10.21

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds For The Period Ended April 30, 2011 (Unaudited)
STATEMENTS OF OPERATIONS

	AlphaOne	AlphaOne
	Small Cap	Micro Cap
	Growth	Equity
	Fund*	Fund*
Investment Income
Dividends	$259	$290

Total Investment Income	259	290

Expenses
Administration Fees	9,750	9,783
Investment Advisory Fees	672	793
Trustees’ Fees	596	596
Chief Compliance Officer Fees	419	419
Shareholder Servicing and Distribution Fees, R Class	40	40
Distribution Fees, Investor Class	20	20
Transfer Agent Fees	7,646	7,646
Offering Costs	5,233	5,233
Audit Fees	3,001	3,001
Legal Fees	1,338	1,338
Printing Fees	1,215	1,215
Custodian Fees	409	409
Registration and Filing Fees	204	204
Other Expenses	802	802

Total Expenses	31,345	31,499

Less:
Waiver of Investment Advisory Fees	(672)	(793)
Reimbursement from Investment Advisor	(29,429)	(29,458)

Net Expenses	1,244	1,248

Net Investment Loss	(985)	(958)

Net Realized Gain on Investments	375	3,632
Net Change in Unrealized Appreciation on Investments	22,282	18,451

Net Realized and Unrealized Gain on Investments	22,657	22,083

Net Increase in Net Assets Resulting from Operations	$21,672	$21,125

*	Commenced operations on March 31, 2011.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds
STATEMENT OF CHANGES IN NET ASSETS

	AlphaOne	AlphaOne
	Small Cap	Micro Cap
	Growth	Equity
	Fund*	Fund*
	Period	Period
	Ended	Ended
	April 30, 2011	April 30, 2011
	(Unaudited)	(Unaudited)
Operations:
Net Investment Loss	$(985)	$(958)
Net Realized Gain on Investments	375	3,632
Net Change in Unrealized Appreciation on Investments	22,282	18,451

Net Increase in Net Assets Resulting from Operations	21,672	21,125

Capital Share Transactions:
Investor Class:
Issued	100,100	100,100

Increase in Investor Class Capital Share Transactions	100,100	100,100

I Class:
Issued	800,200	800,200

Increase in I Class Capital Share Transactions	800,200	800,200

R Class:
Issued	100,100	100,100

Increase in R Class Capital Share Transactions	100,100	100,100

Net Increase in Net Assets from Capital Share Transactions	1,000,400	1,000,400

Total Increase in Net Assets	1,022,072	1,021,525

Net Assets:
Beginning of Period	$—	$—

End of Period	$1,022,072	$1,021,525

Accumulated Net Investment Loss	$(985)	$(958)

Shares Issued and Redeemed:
Investor Class:
Issued	10,010	10,010

Total Investor Class Transactions	10,010	10,010

I Class:
Issued	80,020	80,020

Total I Class Transactions	80,020	80,020

R Class:
Issued	10,010	10,010

Total R Class Transactions	10,010	10,010

Net Increase in Shares Outstanding from Share Transactions	100,040	100,040

Amounts designated as “—” are $0.

*	Commenced operations on March 31, 2011.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds Period Ended April 30, 2011 (Unaudited)
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

									Ratio of
									Expenses To
			Net						Average	Ratio of
			Realized						Net Assets	Net
	Net Asset		and	Total				Ratio of	(Excluding	Investment
	Value	Net	Unrealized	from	Net Asset		Net Assets,	Expenses to	Waivers &	Loss to	Portfolio
	Beginning	Investment	Gains on	Investment	Value, End	Total	End of	Average	Recovered	Average	Turnover
	of Period	Loss^	Investments	Operations	of Period	Return‡	Period (000)	Net Assets*	Fees)*	Net Assets*	Rate**

AlphaOne Small Cap Growth Fund
Investor Class†
2011^^	$10.00	$(0.01)	$0.23	$0.22	$10.22	2.20%	$102	1.75%	39.85%	(1.42)%	3%
I Class†
2011^^	$10.00	$(0.01)	$0.23	$0.22	$10.22	2.20%	$818	1.50%	39.60%	(1.17)%	3%
R Class†
2011^^	$10.00	$(0.01)	$0.22	$0.21	$10.21	2.10%	$102	2.00%	40.10%	(1.67)%	3%

AlphaOne Micro Cap Equity Fund
Investor Class†
2011^^	$10.00	$(0.01)	$0.22	$0.21	$10.21	2.10%	$103	1.75%	39.91%	(1.38)%	4%
I Class†
2011^^	$10.00	$(0.01)	$0.22	$0.21	$10.21	2.10%	$817	1.50%	39.66%	(1.13)%	4%
R Class†
2011^^	$10.00	$(0.01)	$0.22	$0.21	$10.21	2.10%	$102	2.00%	40.16%	(1.63)%	4%

†	Commenced operations on March 31, 2011.

^	Calculation performed using average shares for the period.

^^	For the period ended April 30, 2011.

‡	Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived or assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Annualized.

**	Not annualized.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 39 funds. The AlphaOne Small Cap Growth Fund, the AlphaOne Micro Cap Equity Fund and the AlphaOne U.S. Equity Long Short Fund (the “AlphaOne Funds”) are each series of the Trust. The financial statements herein are those of the AlphaOne Small Cap Growth Fund and the AlphaOne Micro Cap Equity Fund (the “Funds”). The Funds commenced operations on March 31, 2011. The Funds are diversified and seek long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Funds.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2011, there were no fair valued securities.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or abilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 — other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.)

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds
Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the period ended April 30, 2011, there have been no significant changes to the Funds’ fair valuation methodology.
Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.
Classes — Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.
Expenses — Expenses that are directly related to a Fund are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.
Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income, if any, at least annually. For each Fund, any net realized capital gains are distributed at least annually. All dividends and distributions are recorded on ex-dividend date.
Organization and Offering Costs — Organization costs of the Funds, which commenced operations on March 31, 2011, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of April 30, 2011, the AlphaOne Small Cap Growth Fund and the AlphaOne Micro Cap Equity Fund had $58,434 and $58,434 remaining to be amortized, respectively.
3. Transactions with Affiliates:
Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.
4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:
The AlphaOne Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.11% of the first $750 million and 0.09% of average daily net assets over $750 million of the AlphaOne Funds’ average daily net assets, subject to a minimum fee of $370,000 for the three initial AlphaOne Funds, each with three classes of shares which is allocated to each Fund based on its net assets. Due to these minimums, the annual administration fee the AlphaOne Funds pay will exceed the above percentages at low asset levels.

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds
The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 12, 2002.
The Trust and Distributor are parties to a Distribution Plan dated November 14, 2001, amended and restated on November 12, 2002. The Funds have adopted the Distribution Plan (the “Plan”) for the Investor Class Shares and R Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Funds’ average daily net assets attributable to R Class Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of I Class Shares of the Fund.
The Funds have entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Funds may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to R Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the period ended April 30, 2011, the Funds incurred $20 and $20 or 0.25% and 0.25%, of shareholder servicing fees, respectively.
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.
Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.
5. Investment Advisory Agreement:
AlphaOne Investment Services, LLC serves as the Adviser (the “Adviser”) to the Funds. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the AlphaOne Small Cap Growth Fund and 1.00% of the average daily net assets of the AlphaOne Micro Cap Equity Fund. The Adviser may, from its own resources, compensate broker dealers whose clients purchase shares of the Funds. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep each Fund’s net operating expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, dividend and interest expense on securities sold short, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.50% of each Fund’s average daily net assets until April 1, 2012.
If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between each Fund’s total annual fund operating expenses (not including excluded expenses) and the amounts listed above to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. At April 30, 2011, pursuant to the above, the amount of previously waived and reimbursed fees for the Funds for which the Adviser may seek reimbursement is $30,101 and $30,251 for the AlphaOne Small Cap Growth Fund and the AlphaOne Micro Cap Equity Fund, respectively.
6. Investment Transactions:
The cost of security purchases and proceeds from security sales, other than short-term securities, for the period ended April 30, 2011, were as follows:

		Sales and
	Purchases	Maturities
AlphaOne Small Cap Growth Fund	$955,872	$32,615
AlphaOne Micro Cap Equity Fund	914,341	37,002
There were no purchases or sales of long-term U.S. Government securities for either Fund.
7. Federal Tax Information:
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are generally due to differing book and tax treatments for foreign currency transactions and net operating losses.
Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Such reclassifications are recorded during the period in which they arise.

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds
Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at April 30, 2011, were as follows:

		Aggregate	Aggregate
		Gross	Gross
	Federal	Unrealized	Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
AlphaOne Small Cap Growth Fund	$1,003,898	$38,370	$(16,088)	$22,282
AlphaOne Micro Cap Equity Fund	1,013,500	38,964	(20,513)	18,451
8. Concentration of Risks:
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
9. Other:
At April 30, 2011, 100 percent of total shares outstanding for each Fund were held by an affiliated shareholder.
10. Subsequent Event:
The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.
The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table on the following page illustrates your Fund’s costs in two ways.
• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	04/01/2011	04/30/2011	Ratios	Period

Actual Fund Return
AlphaOne Small Cap Growth Fund, Investor Class	$1,000.00	$1,022.00	1.75%	$1.41	*
AlphaOne Small Cap Growth Fund, I Class	1,000.00	1,022.00	1.50	1.20	*
AlphaOne Small Cap Growth Fund, R Class	1,000.00	1,021.00	2.00	1.61	*

Hypothetical 5% Return
AlphaOne Small Cap Growth Fund, Investor Class	$1,000.00	$1,017.36	1.75%	$8.75	**
AlphaOne Small Cap Growth Fund, I Class	1,000.00	1,016.17	1.50	7.50	**
AlphaOne Small Cap Growth Fund, R Class	1,000.00	1,014.93	2.00	9.99	**

Actual Fund Return
AlphaOne Micro Cap Equity Fund, Investor Class	$1,000.00	$1,021.00	1.75%	$1.41	*
AlphaOne Micro Cap Equity Fund, I Class	1,000.00	1,021.00	1.50	1.20	*
AlphaOne Micro Cap Equity Fund, R Class	1,000.00	1,021.00	2.00	1.61	*

Hypothetical 5% Return
AlphaOne Micro Cap Equity Fund, Investor Class	$1,000.00	$1,017.36	1.75%	$8.75	**
AlphaOne Micro Cap Equity Fund, I Class	1,000.00	1,016.12	1.50	7.50	**
AlphaOne Micro Cap Equity Fund, R Class	1,000.00	1,014.88	2.00	9.99	**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 30/365 (to reflect the period since inception).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at its February 15-16, 2011 meeting, the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) considered the approval of the advisory agreement (the “Advisory Agreement”) for an initial two-year term. The Advisory Agreement, after the initial two-year term, must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser.
Prior to the meeting, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Adviser and (iii) the costs of the services to be provided, as discussed in further detail below.
At the meeting, representatives from the Adviser, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser, including its history, assets under management, investment management team and experience, financial resources, distribution strategy and risk management. The representatives noted that the Adviser was built by acquiring investment management teams from larger asset managers. The representatives also discussed each Fund’s proposed objective and strategy and the Adviser’s rationale for introducing the new Funds. In addition, the representatives discussed the Funds’ multiple share classes, proposed advisory fees and expense limitation arrangement. The Trustees then discussed the written materials that the Board received before the meeting, the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.
Nature, Extent and Quality of Services Provided by the Adviser
In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Funds. Among other things, the Board considered the quality of the Adviser’s portfolio management personnel. The Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.
The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser.
Investment Performance of the Adviser
The Board then reviewed the performance of separate composites managed by the Adviser with substantially similar strategies as the proposed AlphaOne Small Cap Growth Fund and the AlphaOne Micro Cap Equity Fund, as well as the performance of a private investment fund that utilizes the same strategies as the proposed AlphaOne U.S. Equity Long Short Fund. The Board, using written materials provided prior to and at the meeting, considered the performance of each of the composites and the private investment fund as compared to its respective benchmark index for various trailing periods. The Adviser’s representatives noted that each composite and the private investment fund had outperformed its respective benchmark over various trailing periods.
Cost of Services Provided and Economies of Scale
In concluding that the advisory fees payable by each Fund to the Adviser were reasonable, the Trustees reviewed a report of the proposed fees to be paid by the Funds to the Adviser as well as the expected costs of services to be provided by and the expected profits to be realized by the Adviser from its relationship with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fees to be paid by the Funds to those paid by other comparable mutual funds and noted that each Fund’s expected total fees and expenses, after waivers, were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services to be rendered. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to enter into expense limitation and fee waiver arrangements. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Funds, the Trustees did not make any conclusions regarding the Adviser’s profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Funds

THE ADVISORS’ INNER CIRCLE FUND	AlphaOne Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS — continued (Unaudited)
grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Funds; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

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The AlphaOne Funds
P.O. Box 219009
Kansas City, MO 64121-9009
1-855-4-ALPHAONE
Adviser:
AlphaOne Investment Services, LLC
One Tower Bridge
100 Front Street, Suite 1250
West Conshohocken, PA 19428
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Administrator:
SEI Investments Global Funds Services
Oaks, PA 19456
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004
Independent Registered Public Accounting Firm:
Ernst & Young LLP
Two Commerce Square
2001 Market Street, Suite 4000
Philadelphia, PA 19103
This information must be preceded or accompanied by a
current prospectus for the Funds described.

Item 2. Code of Ethics.
Not applicable for semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrants Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Items 12. Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/S/ Philip T. Masterson Philip T. Masterson, President

Date: 07/08/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ Philip T. Masterson Philip T. Masterson, President

Date: 07/08/11

By (Signature and Title)*	/s/ Michael Lawson Michael Lawson, Treasurer, Controller & CFO

Date: 07/08/11

*	Print the name and title of each signing officer under his or her signature.